October 1, 2021

BNY MELLON ADVANTAGE FUNDS, INC.

– BNY Mellon Global Dynamic Bond Income Fund

Supplement to Current Prospectus

The following information supersedes and replaces the eighth, ninth and tenth paragraphs of the section "Fund Details – Goal and Approach" in the prospectus:

As part of its investment research process, Newton considers environmental, social, and governance (ESG) risks, opportunities and issues, and will conduct proprietary ESG quality reviews of certain investments (depending on the nature of the relevant investment). Newton, however, does not currently view certain types of investments, including cash, cash equivalents, currency positions, particular types of derivatives and other non-issuer specific instruments, as presenting ESG risks, opportunities and/or issues, and believes it is not practicable to evaluate such risks, opportunities and/or issues for certain other investments such as index-based ETFs. In addition, Newton will make investment decisions for the fund that are not based solely on ESG considerations, such as those factors set out above. In some cases therefore, Newton may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the fund.

6298S1021

October 1, 2021

BNY MELLON ADVANTAGE FUNDS, INC.

– BNY Mellon Global Real Return Fund

Supplement to Current Prospectus

The following information supersedes and replaces the sixth paragraph of the section "Fund Details – Goal and Approach" in the prospectus:

As part of its investment research process, Newton considers environmental, social, and governance (ESG) risks, opportunities and issues, and will conduct proprietary ESG quality reviews of certain investments (depending on the nature of the relevant investment). Newton, however, does not currently view certain types of investments, including cash, cash equivalents, currency positions, particular types of derivatives and other non-issuer specific instruments, as presenting ESG risks, opportunities and/or issues, and believes it is not practicable to evaluate such risks, opportunities and/or issues for certain other investments such as index-based ETFs. In addition, Newton will make investment decisions for the fund that are not based solely on ESG considerations, such as those factors set out above. In some cases therefore, Newton may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the fund.

6278S1021